Income Taxes - Components of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total income/(loss) before income taxes and noncontrolling interest	$ 11,139	$ 18,687	$ (16,980)
Argentina
Total income/(loss) before income taxes and noncontrolling interest	(789)	(14,031)	(1,661)
Paraguay
Total income/(loss) before income taxes and noncontrolling interest	(7,239)	5,942	3,971
Uruguay
Total income/(loss) before income taxes and noncontrolling interest	44,432	49,465	33,076
Panama
Total income/(loss) before income taxes and noncontrolling interest	(19,391)	(16,283)	(18,731)
Marshall Islands
Total income/(loss) before income taxes and noncontrolling interest	(6,404)	(6,716)	(33,424)
Others
Total income/(loss) before income taxes and noncontrolling interest	$ 530	$ 310	$ (211)